FORM N-23C-1

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES
        OF ITS OWN SECURITIES PURSUANT TO RULE 23c-1 UNDER THE INVESTMENT
               COMPANY ACT OF 1940 DURING THE LAST CALENDAR MONTH

     (See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in triplicate, plus a self-addressed, stamped envelope.)

     REPORT FOR CALENDAR MONTH ENDING October 31, 2003

                                  TRIDAN CORP.
              (Name of registered closed-end investement company)

-----------------------------------------------------------------------------------------------------
Date of                          Number                  Approximate Asset
each       Identification of       of         Price     Value or Approximate      Name of Seller
Trans-         Security          Shares        per         Asset Coverage             or of
action                          Purchased     Share         per Share at          Seller's Broker
                                                          Time of Purchase
-----------------------------------------------------------------------------------------------------
10/31/03     Common Stock       405.0070      $12.60          $12.60             Charles H.
             .02 par                                                            Rothenberger Jr.

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

REMARKS:

                                                        TRIDAN CORP.
                                             -----------------------------------
                                                     Name of Registrant

Date of Statement  November 14, 2003         BY  /s/ I. Robert Harris
                   --------------------         --------------------------------
                                                           (Name)

                                                 I. Robert Harris
                                                 Secretary
                                                --------------------------------
                                                           (Title)